May 2, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:   Rydex Dynamic Funds (File Nos. 333-84797 and 811-09525)

Ladies and Gentlemen:

On behalf of our client, Rydex Dynamic Funds (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the Prospectuses and Statement of Additional Information dated May 1, 2013 that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 26, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001193125-13-187436 on April 30, 2013.

Please do not hesitate to contact me at 202.373.6799 should you have any questions.

Very truly yours,

/s/ W. John McGuire

W. John McGuire